Loan Commitments and Other Related Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 8,043	$ 5,777
Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	26,197	29,028
Commitments to Make Loans [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	2,326	777
Commitments to Make Loans [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	676	1,852
Unused Lines of Credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	5,717	4,787
Unused Lines of Credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	24,601	25,484
Standby Letters of Credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	0	213
Standby Letters of Credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 920	$ 1,692